CREDIT FACILITIES AND DEBT (Details) (USD $)				12 Months Ended								12 Months Ended																		1 Months Ended		1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 CNH Global item	Dec. 31, 2011 CNH Global Minimum	Dec. 31, 2011 CNH Global Maximum	Dec. 31, 2011 Committed ABCP Facilities	Dec. 31, 2010 Committed ABCP Facilities	Dec. 31, 2011 Retail	Dec. 31, 2011 Retail U.S.	Dec. 31, 2010 Retail U.S.	Dec. 31, 2011 Retail U.S. Maximum	Dec. 31, 2011 Retail Canada	Dec. 31, 2010 Retail Canada	Dec. 31, 2011 Commercial Revolving Accounts	Dec. 31, 2010 Commercial Revolving Accounts	Dec. 31, 2011 Wholesale VFN U.S.	Dec. 31, 2010 Wholesale VFN U.S.	Dec. 31, 2011 Wholesale VFN Canada	Dec. 31, 2010 Wholesale VFN Canada	Dec. 31, 2011 Third Party Debt	Dec. 31, 2010 Third Party Debt	Dec. 31, 2011 Wholesale Term U.S.	Dec. 31, 2010 Wholesale Term U.S.	Dec. 31, 2010 Wholesale Term Canada	Dec. 31, 2011 Amortizing Retail Term ABS	Dec. 31, 2010 Amortizing Retail Term ABS	Dec. 31, 2011 Other ABS Financing	Dec. 31, 2010 Other ABS Financing	Jul. 31, 2011 Unsecured Facility	Dec. 31, 2011 Unsecured Facility	Nov. 30, 2011 Unsecured Debt	Jul. 31, 2011 Unsecured Debt	Dec. 31, 2011 Unsecured Debt
Debt
Total Facility/Debt		$ 10,573,586,000	$ 9,360,891,000				$ 3,417,250,000	$ 3,324,502,000	$ 1,493,734,000	$ 1,200,000,000	$ 1,200,000,000		$ 293,734,000	$ 399,543,000	$ 200,000,000	$ 225,000,000	$ 1,150,000,000	$ 1,250,000,000	$ 573,516,000	$ 249,959,000	$ 6,406,336,000	$ 6,036,389,000	$ 803,250,000	$ 583,250,000	$ 325,976,000	$ 5,013,006,000	$ 4,549,302,000	$ 590,080,000	$ 577,861,000	$ 100,000,000	$ 100,000,000			$ 650,000,000
Short-Term Outstanding	4,794,087,000	4,796,035,000	3,875,932,000				2,049,712,000	1,790,747,000		91,640,000	214,858,000		153,262,000	31,235,000	166,800,000	176,300,000	1,150,000,000	1,250,000,000	488,010,000	118,354,000	2,746,323,000	2,085,185,000	803,250,000			1,730,937,000	1,756,740,000	212,136,000	328,445,000
Long-Term Outstanding	5,215,730,000	4,587,773,000	4,043,897,000				277,760,000	92,693,000		277,760,000				92,693,000							3,660,013,000	3,951,204,000		583,250,000	325,976,000	3,282,069,000	2,792,562,000	377,944,000	249,416,000					650,000,000
Available		1,189,778,000	1,441,062,000				1,089,778,000	1,441,062,000		830,600,000	985,142,000		140,472,000	275,615,000	33,200,000	48,700,000			85,506,000	131,605,000											100,000,000
Minimum annual repayments of long-term debt
2013		1,459,352,000
2014		1,293,259,000
2015		916,722,000
2016		878,501,000
2017 and thereafter		39,939,000
Total	5,215,730,000	4,587,773,000	4,043,897,000				277,760,000	92,693,000		277,760,000				92,693,000							3,660,013,000	3,951,204,000		583,250,000	325,976,000	3,282,069,000	2,792,562,000	377,944,000	249,416,000					650,000,000
Other disclosure
Maturity period of receivables												6 years
Term of credit agreement																														5 years			5 years
Interest rate margin (as a percent)																																		3.20%
Debt issued																																500,000,000	150,000,000
Interest rate (as a percent)																																6.25%
Weighted-average interest rate on total short-term debt outstanding (as a percent)		1.89%	2.37%
Weighted- average interest rate on total long-term debt outstanding (as a percent)		2.32%	2.41%
Support Agreement
Consolidated fixed charges coverage ratio					1.05
Number of preceding fiscal quarters added to the current quarter used in calculating the consolidated fixed charges coverage ratio under support agreement				3
Ownership percentage required to be maintained in the company					51.00%
Consolidated tangible net worth threshold					$ 50,000,000
Period available to cure deficiency in covenants						90 days